First Trust Energy Income and Growth Fund (FEN)
Portfolio of Investments
August 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 66.2%
	Construction & Engineering – 0.6%
13,700	Quanta Services, Inc.	$1,935,810
	Electric Utilities – 8.9%
63,000	Alliant Energy Corp. (a) (b)	3,845,520
61,860	American Electric Power Co., Inc. (a)	6,198,372
24,999	Constellation Energy Corp.	2,039,669
6,000	Duke Energy Corp.	641,460
453,230	Enel S.p.A., ADR	2,107,520
9,800	Eversource Energy	878,962
135,000	Exelon Corp.	5,927,850
11,500	Iberdrola S.A., ADR	477,480
17,800	IDACORP, Inc.	1,944,472
20,085	NextEra Energy, Inc.	1,708,430
8,280	Orsted A/S, ADR	270,425
80	PPL Corp.	2,326
90	Southern (The) Co.	6,936
12,600	Xcel Energy, Inc. (b)	935,550
		26,984,972
	Energy Equipment & Services – 0.6%
244,000	Archrock, Inc.	1,803,160
	Gas Utilities – 9.3%
409,960	AltaGas Ltd. (CAD) (b)	8,840,040
34,150	Atmos Energy Corp. (b)	3,871,927
118,200	National Fuel Gas Co.	8,424,114
55,120	New Jersey Resources Corp. (b)	2,432,997
34,900	ONE Gas, Inc.	2,731,623
47,460	UGI Corp. (a)	1,874,670
		28,175,371
	Independent Power & Renewable Electricity Producers – 1.1%
35,340	AES (The) Corp. (b)	899,403
61,100	Clearway Energy, Inc., Class A	2,106,728
13,800	EDP Renovaveis S.A. (EUR) (c)	334,680
		3,340,811
	Multi-Utilities – 7.3%
105,000	Atco Ltd., Class I (CAD)	3,717,592
106,100	CenterPoint Energy, Inc. (b)	3,345,333
90	CMS Energy Corp.	6,079
25,800	Dominion Energy, Inc.	2,110,440
30,810	DTE Energy Co. (b)	4,015,775
60,070	Public Service Enterprise Group, Inc.	3,866,105
26,600	Sempra Energy	4,388,202
5,840	WEC Energy Group, Inc.	602,338
		22,051,864
	Oil, Gas & Consumable Fuels – 38.0%
122,200	BP PLC, ADR	3,768,648
28,950	Cheniere Energy, Inc.	4,637,211
348,155	DT Midstream, Inc. (b)	19,221,637
222,596	Enbridge, Inc.	9,175,407
185,000	EnLink Midstream, LLC	1,879,600
246,370	Keyera Corp. (CAD) (b)	6,070,380
680,595	Kinder Morgan, Inc. (a) (b)	12,468,500
167,784	ONEOK, Inc. (b)	10,273,414

First Trust Energy Income and Growth Fund (FEN)
Portfolio of Investments (Continued)
August 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
135,000	Shell PLC, ADR	$7,152,300
85,300	Targa Resources Corp.	5,820,019
229,279	TC Energy Corp. (b)	11,051,248
67,500	TotalEnergies SE, ADR	3,409,425
591,752	Williams (The) Cos., Inc. (b)	20,137,321
		115,065,110
	Semiconductors & Semiconductor Equipment – 0.2%
1,500	Enphase Energy, Inc. (d)	429,660
	Water Utilities – 0.2%
3,500	American Water Works Co., Inc.	519,575
	Total Common Stocks	200,306,333
	(Cost $169,307,362)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS – 61.3%
	Chemicals – 2.9%
370,198	Westlake Chemical Partners, L.P. (b)	8,888,454
	Energy Equipment & Services – 0.4%
57,500	USA Compression Partners, L.P.	1,038,450
	Gas Utilities – 0.9%
165,600	Suburban Propane Partners, L.P. (b)	2,667,816
	Independent Power & Renewable Electricity Producers – 1.9%
69,261	NextEra Energy Partners, L.P. (b) (e)	5,685,636
	Oil, Gas & Consumable Fuels – 55.2%
494,807	Cheniere Energy Partners, L.P. (b)	25,304,430
164,800	DCP Midstream, L.P. (b)	6,265,696
2,295,767	Energy Transfer, L.P. (b)	26,883,431
1,290,016	Enterprise Products Partners, L.P. (b)	33,953,221
460,800	Hess Midstream, L.P., Class A (e)	13,045,248
300,286	Holly Energy Partners, L.P. (b)	5,333,079
595,674	Magellan Midstream Partners, L.P. (b)	30,754,649
450,000	MPLX, L.P. (b)	14,679,000
766,321	Plains All American Pipeline, L.P. (b)	9,004,272
65,000	Western Midstream Partners, L.P.	1,827,150
		167,050,176
	Total Master Limited Partnerships	185,330,532
	(Cost $87,653,043)
	Total Investments – 127.5%	385,636,865
	(Cost $256,960,405)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.0)%
(280)	Alliant Energy Corp.	$(1,709,120)	$67.50	10/21/22	(7,000)
(618)	American Electric Power Co., Inc.	(6,192,360)	110.00	10/21/22	(27,810)
(3,800)	Kinder Morgan, Inc.	(6,961,600)	20.00	10/21/22	(76,000)

First Trust Energy Income and Growth Fund (FEN)
Portfolio of Investments (Continued)
August 31, 2022 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN (Continued)
(474)	UGI Corp.	$(1,872,300)	$45.00	10/21/22	$(7,110)
	Total Call Options Written				(117,920)
	(Premiums received $206,936)
Outstanding Loan – (26.2)%	(79,200,000)
Net Other Assets and Liabilities – (1.3)%	(3,767,927)
Net Assets – 100.0%	$302,551,018

(a)	All or a portion of this security’s position represents cover for outstanding options written.
(b)	All or a portion of this security serves as collateral on the outstanding loan.
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At August 31, 2022, the security noted as such is valued at $334,680 or 0.1% of net assets. The security is fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, the security is typically valued at the last sale price on the exchange on which it is principally traded.
(d)	Non-income producing security.
(e)	This security is taxed as a “C” corporation for federal income tax purposes.

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Energy Income and Growth Fund (FEN)
Portfolio of Investments (Continued)
August 31, 2022 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of August 31, 2022 is as follows:
ASSETS TABLE
	Total Value at 8/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Independent Power & Renewable Electricity Producers	$ 3,340,811	$ 3,006,131	$ 334,680	$ —
Other industry categories*	196,965,522	196,965,522	—	—
Master Limited Partnerships*	185,330,532	185,330,532	—	—
Total Investments	$ 385,636,865	$ 385,302,185	$ 334,680	$—

LIABILITIES TABLE
	Total Value at 8/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (117,920)	$ (110,920)	$ (7,000)	$ —

*	See Portfolio of Investments for industry breakout.